Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Income Tax Expenses	Income tax expenses comprised of:
	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Current	—	(52)	(8)
Deferred	—	—	—
	—	(52)	(8)

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2025 and 2026 applicable to the PRC operations to income tax expense were as follows:

	For the six months ended June 30,
	2025	2026
Statutory income tax rate	25%	25%
Income tax exemptions and reliefs	(14.52)%	(17.40)%
Income tax difference under different tax jurisdictions	(4.84)%	(18.09)%
Non-deductible expense	(0.18)%	(0.38)%
Development & research expense	38.27%	25.65%
Prior year loss carry forward
Effect of change in valuation allowance	(43.73)%	(15.28)%
Income tax expense	—%	(0.50)%

Schedule of Deferred Tax Assets and Liabilities	Significant component of deferred tax assets and liabilities are as follows:
	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	53,290	34,234	4,779
Valuation allowance	(53,290)	(34,234)	(4,779)
Total deferred tax assets	—	—	—